Shareholders' Equity - Summary of Ordinary Shares Issued and Outstanding (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Ordinary shares, shares issued	40,946,239	40,932,727
Ordinary shares, shares outstanding	40,946,239	40,932,727
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	39,329,872	39,316,360
Ordinary shares, shares outstanding	39,329,872	39,316,360
Ordinary and Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	40,946,240	40,932,728
Ordinary shares, shares outstanding	40,946,240	40,932,728
Class A Non Voting Ordinary Share
Class Of Stock [Line Items]
Ordinary shares, shares issued	1,616,367	1,616,367
Ordinary shares, shares outstanding	1,616,367	1,616,367
Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	1	1
Ordinary shares, shares outstanding	1	1